Credit Risk - Summary of Other Segments Exposures by Geographical Distribution (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 79,125	£ 87,745
Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,973	9,078
Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	21,973	23,394
Corporate and commercial banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	11,469	11,908
Corporate and commercial banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,591	6,743
Corporate and commercial banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,913	4,743
Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	14,565	19,041
Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	12,646	16,064
Corporate and investment banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,919	2,977
Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	42,587	45,310
Corporate centre [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,060	4,335
Corporate centre [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	34,400	34,366
Corporate centre [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	857	769
Corporate centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,572	4,835
Corporate centre [member] | Derivative Financial Instruments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	147
Corporate centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	698	858
UK [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	21,888	23,319
UK [member] | Corporate and commercial banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	11,384	11,833
UK [member] | Corporate and commercial banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,591	6,743
UK [member] | Corporate and commercial banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,913	4,743
UK [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	11,269	13,950
UK [member] | Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	10,665	13,080
UK [member] | Corporate and investment banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	604	870
UK [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	34,673	34,153
UK [member] | Corporate centre [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,060	4,335
UK [member] | Corporate centre [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	27,987	26,154
UK [member] | Corporate centre [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	329	346
UK [member] | Corporate centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,710	2,574
UK [member] | Corporate centre [member] | Derivative Financial Instruments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
UK [member] | Corporate centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	587	744
Europe [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	84	74
Europe [member] | Corporate and commercial banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	84	74
Europe [member] | Corporate and commercial banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Europe [member] | Corporate and commercial banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Europe [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,763	4,272
Europe [member] | Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,922	2,752
Europe [member] | Corporate and investment banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	841	1,520
Europe [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,695	3,299
Europe [member] | Corporate centre [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Europe [member] | Corporate centre [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,549	1,802
Europe [member] | Corporate centre [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	335	358
Europe [member] | Corporate centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	811	1,139
Europe [member] | Corporate centre [member] | Derivative Financial Instruments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Europe [member] | Corporate centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
US [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
US [member] | Corporate and commercial banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
US [member] | Corporate and commercial banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
US [member] | Corporate and commercial banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
US [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	171	287
US [member] | Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2	124
US [member] | Corporate and investment banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	169	163
US [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,013	1,118
US [member] | Corporate centre [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
US [member] | Corporate centre [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	856	960
US [member] | Corporate centre [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	157	11
US [member] | Corporate centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
US [member] | Corporate centre [member] | Derivative Financial Instruments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	147
US [member] | Corporate centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Rest Of World [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1	1
Rest Of World [member] | Corporate and commercial banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1	1
Rest Of World [member] | Corporate and commercial banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Rest Of World [member] | Corporate and commercial banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Rest Of World [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	362	532
Rest Of World [member] | Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	57	108
Rest Of World [member] | Corporate and investment banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	305	424
Rest Of World [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,206	6,740
Rest Of World [member] | Corporate centre [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Rest Of World [member] | Corporate centre [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,008	5,450
Rest Of World [member] | Corporate centre [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	36	54
Rest Of World [member] | Corporate centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	51	1,122
Rest Of World [member] | Corporate centre [member] | Derivative Financial Instruments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Rest Of World [member] | Corporate centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 111	£ 114